Derivative financial instruments - Forward Contracts, Fuel Oil, Gas Oil, Diesel Narrative (Details) l in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) l	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Unrealized gain on derivative instruments (Note 14) | $	$ 9,684	$ 22,697
Fuel derivative contracts
Disclosure of detailed information about financial instruments [line items]
Unrealized gain on derivative instruments (Note 14) | $	4,600	$ 11,000
Forward contracts | Fuel derivative contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value | $	$ 7,400
Forward contracts | Not Designated As Hedging Instrument | Forward – fuel oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	46,842
Forward contracts | Not Designated As Hedging Instrument | Forward – gas oil:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	29,375
Forward contracts | Not Designated As Hedging Instrument | Forward – diesel:
Disclosure of detailed information about financial instruments [line items]
Forward fuel contracts | l	1,079